Note 28 - Revenue - Disaggregated Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 4,459,487	$ 4,089,129
Lease Brokerage [Member]
Revenues	1,124,106	1,000,683
Capital Markets [Member]
Revenues	1,084,172	1,236,243
E&D and Project Management [Member]
Revenues	790,665	564,612
Property Management [Member]
Revenues	499,228	497,803
Valuation and Advisory [Member]
Revenues	477,719	447,484
Advisory [Member]
Revenues	348,604	217,864
Incentive Fees [Member]
Revenues	30,277	35,026
Other Revenue [Member]
Revenues	104,716	89,414
Americas Segment [Member]
Revenues	2,756,345	2,489,217
Americas Segment [Member] | Lease Brokerage [Member]
Revenues	851,621	729,050
Americas Segment [Member] | Capital Markets [Member]
Revenues	760,486	838,678
Americas Segment [Member] | E&D and Project Management [Member]
Revenues	518,214	363,281
Americas Segment [Member] | Property Management [Member]
Revenues	297,573	275,460
Americas Segment [Member] | Valuation and Advisory [Member]
Revenues	244,719	214,665
Americas Segment [Member] | Advisory [Member]
Revenues	0	0
Americas Segment [Member] | Incentive Fees [Member]
Revenues	0	0
Americas Segment [Member] | Other Revenue [Member]
Revenues	83,732	68,083
EMEA Segment [Member]
Revenues	715,140	672,737
EMEA Segment [Member] | Lease Brokerage [Member]
Revenues	147,473	145,422
EMEA Segment [Member] | Capital Markets [Member]
Revenues	161,454	190,525
EMEA Segment [Member] | E&D and Project Management [Member]
Revenues	191,378	123,927
EMEA Segment [Member] | Property Management [Member]
Revenues	70,148	72,564
EMEA Segment [Member] | Valuation and Advisory [Member]
Revenues	139,365	134,489
EMEA Segment [Member] | Advisory [Member]
Revenues	0	0
EMEA Segment [Member] | Incentive Fees [Member]
Revenues	0	0
EMEA Segment [Member] | Other Revenue [Member]
Revenues	5,322	5,810
Asia Pacific Segment [Member]
Revenues	608,460	673,661
Asia Pacific Segment [Member] | Lease Brokerage [Member]
Revenues	125,012	126,211
Asia Pacific Segment [Member] | Capital Markets [Member]
Revenues	162,232	207,040
Asia Pacific Segment [Member] | E&D and Project Management [Member]
Revenues	81,073	77,404
Asia Pacific Segment [Member] | Property Management [Member]
Revenues	131,507	149,779
Asia Pacific Segment [Member] | Valuation and Advisory [Member]
Revenues	93,635	98,323
Asia Pacific Segment [Member] | Advisory [Member]
Revenues	0	0
Asia Pacific Segment [Member] | Incentive Fees [Member]
Revenues	0	0
Asia Pacific Segment [Member] | Other Revenue [Member]
Revenues	15,001	14,904
Investment Management [Member]
Revenues	378,881	252,890
Investment Management [Member] | Lease Brokerage [Member]
Revenues	0	0
Investment Management [Member] | Capital Markets [Member]
Revenues	0	0
Investment Management [Member] | E&D and Project Management [Member]
Revenues	0	0
Investment Management [Member] | Property Management [Member]
Revenues	0	0
Investment Management [Member] | Valuation and Advisory [Member]
Revenues	0	0
Investment Management [Member] | Advisory [Member]
Revenues	348,604	217,864
Investment Management [Member] | Incentive Fees [Member]
Revenues	30,277	35,026
Investment Management [Member] | Other Revenue [Member]
Revenues	0	0
Corporate Segment [Member]
Revenues	661	624
Corporate Segment [Member] | Lease Brokerage [Member]
Revenues	0	0
Corporate Segment [Member] | Capital Markets [Member]
Revenues	0	0
Corporate Segment [Member] | E&D and Project Management [Member]
Revenues	0	0
Corporate Segment [Member] | Property Management [Member]
Revenues	0	0
Corporate Segment [Member] | Valuation and Advisory [Member]
Revenues	0	7
Corporate Segment [Member] | Advisory [Member]
Revenues	0	0
Corporate Segment [Member] | Incentive Fees [Member]
Revenues	0	0
Corporate Segment [Member] | Other Revenue [Member]
Revenues	$ 661	$ 617